SUBSEQUENT EVENTS	4 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 24, 2017, the date the financial statements were available to be issued. Management is not aware of any significant events that occurred subsequent to the balance sheet date that would have a material effect on the financial statements thereby requiring adjustment or disclosure.